Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Revenues		¥ 9,563,103	$ 1,367,506	¥ 17,378,596
Cost of revenues		(7,976,103)	(1,140,568)	(13,822,885)
Gross profit		1,587,000	226,938	3,555,711
Operating expenses:
Sales and marketing expenses		(3,773,650)	(539,625)	(3,795,148)
General and administrative expenses		(8,670,996)	(1,239,936)	(2,945,069)
Research and development expenses		(176,136)	(25,187)	(604,159)
Total operating expenses		(12,620,782)	(1,804,748)	(7,344,376)
Operating loss		(11,033,782)	(1,577,810)	(3,788,665)
Other income/(expenses)
Financial expenses, net		(744,043)	(106,397)	(666,774)
Other income, net		346,618	49,566	1,618,219
Total other income/(expenses), net		(397,425)	(56,831)	951,445
Loss before income tax expense		(11,431,207)	(1,634,641)	(2,837,220)
Income tax expense
Net loss		(11,431,207)	(1,634,641)	(2,837,220)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax		(692,334)	(99,002)	(11,384)
Total other comprehensive loss		(692,334)	(99,002)	(11,384)
Total comprehensive loss		¥ (12,123,541)	$ (1,733,643)	¥ (2,848,604)
Loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.52)	$ (0.07)	¥ (0.14)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.52)	$ (0.07)	¥ (0.14)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	22,000,000	22,000,000	20,000,000
Diluted (in Shares)	[1]	22,000,000	22,000,000	20,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).